OTHER LONG-TERM INVESTMENTS	6 Months Ended
Jun. 30, 2025
Investments, All Other Investments [Abstract]
OTHER LONG-TERM INVESTMENTS

9. OTHER LONG-TERM INVESTMENTS

Other long-term investments consist of the following:

	June 30,	December 31,
	2025	2024
	US$	US$
Equity assets received for providing consultation services	800,000	—
Total other long-term investments	800,000	—

On August 23, 2022, the Company signed a Consulting Agreement (the “Agreement”) with a Chinese media company, pursuant to which the Company will serve as a business consultant in order to facilitate the client to establish its operating entity in the United States and related financing strategy. The agreement also included an equity incentive consideration contingent upon achieving specific results. As of June 30, 2025, the Company had acquired 200,000 shares of the client, valued at approximately $800,000 based on projected market prices. However, the specific results outlined in the Agreement had not yet been realized. Consequently, the Company classified the equity securities as “Other long-term investments” and recognized a corresponding contract liability, referred to as “Deferred revenue.” Upon the achievement of the agreed-upon results, the Company will recognize the associated consultation revenue.